RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Trade accounts receivable		$ 173	$ 74
Trade accounts payable		37	32
Revenues		$ 644	$ 370	$ 6
Cost of revenues	[1]			3,402
Selling, general and administrative expenses		$ 340	$ 339	$ 52
Percentage of raw material costs				23.10%

[1]	The Company's purchases from such supplier accounted for 23.1% of its raw material costs in 2013.